Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Impairment of non-current assets
Schedule of impairment (losses) or reversals

Impairment (loss) reversal by segment	2022	2021	2020
Exploration and Production	(890,248)	438,020	(192,693)
Refining and Petrochemicals	1,096,021	(305,466)	(781,528)
Transport and Logistics	(406,229)	(165,901)	341,065
Electric power transmission and toll roads concessions	(87,543)	(4)	—
	(287,999)	(33,351)	(633,156)

Recognized in:
Property, plant, and equipment (Note 14)	399,218	(281,132)	(384,638)
Natural resources (Note 15)	(623,074)	364,127	(217,709)
Investment in joint ventures and associates (Note 13)	(2,092)	(84,502)	(66,512)
Right of use assets (Note 16)	(10,785)	(31,783)	35,874
Other non-current assets	(51,266)	(61)	(171)
	(287,999)	(33,351)	(633,156)

Schedule of Refining and Petrochemical Segment

	2022	2021	2020
Refinería de Cartagena S.A.S.	1,096,024	34,650	(440,525)
Invercolsa S.A.	(3)	(97)	(3)
Refinería de Barrancabermeja (projects)	—	(340,019)	(341,000)
	1,096,021	(305,466)	(781,528)

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2022, 2021 and 2020:

2022

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	31,750,957	32,846,981	1,096,024
Invercolsa S.A.	276	273	(3)
			1,096,021

2021

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,808,008	26,842,658	34,650
Invercolsa S.A.	292	195	(97)
Refinería de Barrancabermeja (projects)	340,019	—	(340,019)
			(305,466)

2020

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	loss
Refinería de Cartagena S.A.S.	24,041,174	23,600,649	(440,525)
Invercolsa S.A.	276	273	(3)
Refinería de Barrancabermeja (projects)	676,334	335,334	(341,000)
			(781,528)

Schedule of breakdown of oilfields impairment losses or reversals

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,540,732	5,563,724	250,306
Loss	4,870,976	3,732,514	(1,138,462)
			(888,156)

2021

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	11,216,641	17,575,851	499,599
Loss	239,046	136,698	(104,041)
Fields operated abroad
Reversal	1,142,593	1,306,219	126,106
			521,664

2020

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	24,845,238	61,224,928	1,019,395
Loss	2,439,799	1,423,561	(1,016,238)
Fields operated abroad
Loss	1,277,609	1,150,800	(126,809)
			(123,652)

Investment in joint ventures
Impairment of non-current assets
Schedule of breakdown of oilfields impairment losses or reversals

	2022	2021	2020
Equion Energía Limited	(2,092)	(83,644)	7,928
Offshore International Group	—	—	(76,969)
	(2,092)	(83,644)	(69,041)

Exploration and Production
Impairment of non-current assets
Schedule of breakdown of oilfields impairment losses or reversals

	2022	2021	2020
Oilfields	(888,156)	521,664	(123,652)
Investment in joint ventures	(2,092)	(83,644)	(69,041)
	(890,248)	438,020	(192,693)